Fixed Assets and Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Fixed Assets

Fixed assets consist of the following at December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Office equipment	$102,037	$60,968
Website development costs	99,880	99,880
Furniture and fixtures	27,066	2,730
Leasehold improvements	373,842	-
Total	602,825	163,578
Less accumulated depreciation	(206,370)	(134,450)
Fixed assets, net	$396,455	$29,128